Merchandise Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Merchandise Inventory [Abstract]
Schedule of Merchandise Inventory	Inventory as of September 30, 2023 and December 31, 2022, consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022

Appliances	$28,240	$39,702
Furniture and other	2,442	3,853

Total merchandise inventory	30,682	43,555
Less reserve for obsolescence	(589)	(1,789)

Total merchandise inventory, net	$30,093	$41,766
Merchandise inventory at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Appliances	$39,702	$49,631
Furniture and other	3,853	3,605

Total merchandise inventory	43,555	53,236
Less reserve for obsolescence	(1,789)	(843)

Total merchandise inventory, net	$41,766	$52,393